Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

Schedules of Investments
(unaudited)
Franklin Mutual Small-Mid Cap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2025
Franklin Mutual Small-Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 5.1%
Babcock International Group plc ........................ United Kingdom 66,100 $ 906,253
a
Ducommun, Inc. .................................... United States 56,791 5,166,845
QinetiQ Group plc ................................... United Kingdom 640,170 4,197,017
10,270,115
Banks 10.8%
Arrow Financial Corp. ................................ United States 37,684 1,009,931
Atlantic Union Bankshares Corp. ........................ United States 96,289 3,052,361
Citizens Financial Group, Inc. .......................... United States 95,355 4,550,341
Columbia Banking System, Inc. ......................... United States 144,128 3,430,246
First Business Financial Services, Inc. .................... United States 16,330 777,635
First Interstate BancSystem, Inc. , A ...................... United States 118,746 3,418,697
Northeast Bank ..................................... United States 11,779 1,168,124
Southern Missouri Bancorp, Inc. ........................ United States 18,441 997,474
SouthState Corp. ................................... United States 36,825 3,467,810
21,872,619
Building Products 2.1%
Johnson Controls International plc ....................... United States 31,039 3,259,095
UFP Industries, Inc. .................................. United States 9,961 976,178
4,235,273
Capital Markets 2.9%
Piper Sandler Cos. .................................. United States 5,647 1,780,612
Victory Capital Holdings, Inc. , A ......................... United States 60,881 4,195,310
5,975,922
Chemicals 1.8%
Avient Corp. ....................................... United States 115,251 3,638,474
Construction & Engineering 4.4%
Valmont Industries, Inc. ............................... United States 15,504 5,642,681
WillScot Holdings Corp. ............................... United States 114,927 3,373,107
9,015,788
Consumer Finance 1.5%
Bread Financial Holdings, Inc. .......................... United States 50,168 3,075,298
Consumer Staples Distribution & Retail 1.3%
Dollar General Corp. ................................. United States 24,546 2,574,875
Containers & Packaging 0.9%
International Paper Co. ............................... United States 39,763 1,858,523
Electric Utilities 2.8%
IDACORP, Inc. ..................................... United States 19,904 2,494,568
PPL Corp. ......................................... United States 92,215 3,291,154
5,785,722
Electrical Equipment 2.6%
Regal Rexnord Corp. ................................ United States 34,783 5,317,625
Electronic Equipment, Instruments & Components 4.1%
a
Flex Ltd. .......................................... United States 34,949 1,742,907
a
Sanmina Corp. ..................................... United States 43,620 5,061,665
Vontier Corp. ....................................... United States 39,035 1,618,781
8,423,353

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 2.5%
Baker Hughes Co. , A ................................. United States 91,832 $ 4,137,032
Liberty Energy, Inc. , A ................................ United States 76,471 943,652
5,080,684
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 20,487 2,977,171
a
Corpay, Inc. ....................................... United States 6,209 2,005,817
4,982,988
Ground Transportation 1.9%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 57,510 2,444,175
a
RXO, Inc. ......................................... United States 93,674 1,447,263
3,891,438
Health Care Equipment & Supplies 5.6%
a
Cooper Cos., Inc. (The) ............................... United States 28,189 1,992,681
a
Envista Holdings Corp. ............................... United States 283,998 5,364,722
Zimmer Biomet Holdings, Inc. .......................... United States 43,440 3,981,276
11,338,679
Health Care Providers & Services 1.4%
a
Henry Schein, Inc. ................................... United States 42,637 2,884,393
Hotels, Restaurants & Leisure 2.6%
Boyd Gaming Corp. ................................. United States 24,426 2,073,768
a
Hilton Grand Vacations, Inc. ........................... United States 50,870 2,279,993
Wyndham Hotels & Resorts, Inc. ........................ United States 11,670 1,003,620
5,357,381
Household Durables 2.9%
a
M/I Homes, Inc. ..................................... United States 12,280 1,475,933
a
Mohawk Industries, Inc. ............................... United States 38,676 4,428,789
5,904,722
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 19,922 683,922
Insurance 3.8%
CNO Financial Group, Inc. ............................ United States 78,519 2,892,640
Hanover Insurance Group, Inc. (The) ..................... United States 19,917 3,418,355
Selective Insurance Group, Inc. ......................... United States 17,289 1,348,023
7,659,018
Leisure Products 1.8%
a
Mattel, Inc. ........................................ United States 218,314 3,713,521
Life Sciences Tools & Services 0.8%
Bruker Corp. ....................................... United States 40,005 1,537,392
Machinery 7.3%
a
Chart Industries, Inc. ................................. United States 18,076 3,594,051
CNH Industrial NV ................................... United States 151,641 1,965,267
a
Gates Industrial Corp. plc ............................. United States 144,776 3,590,445
Lincoln Electric Holdings, Inc. .......................... United States 9,614 2,341,009
a
Middleby Corp. (The) ................................ United States 17,085 2,480,742
Mueller Water Products, Inc. , A ......................... United States 35,261 873,063
14,844,577

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 4.8%
Commercial Metals Co. ............................... United States 94,825 $ 4,917,625
Steel Dynamics, Inc. ................................. United States 37,250 4,751,610
9,669,235
Oil, Gas & Consumable Fuels 1.5%
Expand Energy Corp. ................................ United States 18,814 1,971,331
Whitecap Resources, Inc. ............................. Canada 133,492 1,007,741
2,979,072
Residential REITs 0.6%
Independence Realty Trust, Inc. ........................ United States 69,782 1,170,244
Retail REITs 1.0%
Brixmor Property Group, Inc. ........................... United States 74,059 1,935,162
Semiconductors & Semiconductor Equipment 1.9%
MKS, Inc. ......................................... United States 40,519 3,856,598
Software 2.6%
a
ACI Worldwide, Inc. .................................. United States 124,803 5,311,616
Specialized REITs 1.5%
SBA Communications Corp. , A ......................... United States 13,265 2,980,911
Specialty Retail 4.4%
Bath & Body Works, Inc. .............................. United States 77,503 2,244,487
Dick's Sporting Goods, Inc. ............................ United States 10,546 2,230,584
Gap, Inc. (The) ..................................... United States 232,321 4,520,967
8,996,038
Textiles, Apparel & Luxury Goods 0.6%
a
Crocs, Inc. ........................................ United States 13,185 1,314,940
Trading Companies & Distributors 5.8%
Ferguson Enterprises, Inc. ............................ United States 21,911 4,893,384
McGrath RentCorp .................................. United States 32,165 4,013,870
United Rentals, Inc. .................................. United States 3,331 2,941,073
11,848,327
Total Common Stocks (Cost $ 184,330,520 ) ...................................
199,984,445
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 4,106,657 4,106,657
Total Money Market Funds (Cost $ 4,106,657 ) .................................
4,106,657
Total Short Term Investments (Cost $ 4,106,657 ) ...............................
4,106,657
a
Total Investments (Cost $ 188,437,177 ) 100.4% ................................
$204,091,102
Other Assets, less Liabilities (0.4) % .........................................
(756,608)
Net Assets 100.0% .........................................................
$203,334,494
a a a

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2025
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.7%
Aerospace & Defense 1.1%
Babcock International Group plc ........................ United Kingdom 270,394 $ 3,707,192
Melrose Industries plc ................................ United Kingdom 681,231 4,599,422
8,306,614
Automobile Components 1.3%
a
Aptiv plc .......................................... Jersey 141,248 9,695,263
Banks 5.4%
Citizens Financial Group, Inc. .......................... United States 393,658 18,785,360
PNC Financial Services Group, Inc. (The) ................. United States 115,873 22,047,156
40,832,516
Building Products 1.5%
Johnson Controls International plc ....................... United States 107,991 11,339,055
Construction & Engineering 2.1%
AECOM .......................................... United States 67,351 7,593,152
Valmont Industries, Inc. ............................... United States 23,365 8,503,692
16,096,844
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 54,203 11,653,645
Consumer Staples Distribution & Retail 1.5%
Dollar General Corp. ................................. United States 104,840 10,997,716
Containers & Packaging 1.6%
International Paper Co. ............................... United States 260,730 12,186,520
Electric Utilities 8.5%
Entergy Corp. ...................................... United States 200,520 18,133,024
Evergy, Inc. ........................................ United States 312,799 22,146,169
PPL Corp. ......................................... United States 667,280 23,815,223
64,094,416
Electrical Equipment 1.5%
Regal Rexnord Corp. ................................ United States 73,776 11,278,875
Electronic Equipment, Instruments & Components 2.2%
a
Flex Ltd. .......................................... United States 326,627 16,288,889
Energy Equipment & Services 2.3%
Baker Hughes Co. , A ................................. United States 97,235 4,380,437
Schlumberger NV ................................... United States 378,075 12,778,935
17,159,372
Financial Services 5.3%
Apollo Global Management, Inc. ........................ United States 68,554 9,962,267
a
Fiserv, Inc. ........................................ United States 73,623 10,229,180
Global Payments, Inc. ................................ United States 82,129 6,566,213
Voya Financial, Inc. .................................. United States 193,425 13,539,750
40,297,410
Health Care Equipment & Supplies 5.0%
Baxter International, Inc. .............................. United States 406,273 8,840,500
a
Envista Holdings Corp. ............................... United States 626,415 11,832,979
Zimmer Biomet Holdings, Inc. .......................... United States 184,350 16,895,678
37,569,157

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 2.8%
Cencora, Inc. ...................................... United States 25,992 $ 7,435,792
Humana, Inc. ...................................... United States 53,868 13,459,997
20,895,789
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp. ................................. United States 82,996 7,046,360
Household Durables 2.1%
DR Horton, Inc. ..................................... United States 113,138 16,160,632
Insurance 4.5%
Everest Group Ltd. .................................. United States 38,471 12,918,562
Hartford Insurance Group, Inc. (The) ..................... United States 167,714 20,861,944
33,780,506
IT Services 2.0%
Amdocs Ltd. ....................................... United States 181,840 15,521,862
Life Sciences Tools & Services 1.2%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 39,195 9,483,230
Machinery 4.3%
CNH Industrial NV ................................... United States 926,319 12,005,094
Dover Corp. ....................................... United States 112,443 20,367,925
32,373,019
Media 1.2%
a
Charter Communications, Inc. , A ........................ United States 33,509 9,025,984
Metals & Mining 2.1%
Reliance, Inc. ...................................... United States 53,764 15,598,549
Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc. ................................ United States 124,651 14,960,613
Williams Cos., Inc. (The) .............................. United States 135,904 8,147,445
23,108,058
Personal Care Products 1.9%
Kenvue, Inc. ....................................... United States 680,970 14,599,997
Professional Services 4.5%
KBR, Inc. ......................................... United States 312,060 14,585,684
SS&C Technologies Holdings, Inc. ....................... United States 224,358 19,178,122
33,763,806
Real Estate Management & Development 1.7%
a
CBRE Group, Inc. , A ................................. United States 83,612 13,021,733
Retail REITs 3.2%
Brixmor Property Group, Inc. ........................... United States 915,407 23,919,585
Semiconductors & Semiconductor Equipment 1.8%
NXP Semiconductors NV ............................. Netherlands 62,261 13,309,534
Software 2.0%
Gen Digital, Inc. .................................... United States 511,083 15,071,838
Specialized REITs 2.2%
SBA Communications Corp. , A ......................... United States 74,106 16,653,100

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 5.6%
Bath & Body Works, Inc. .............................. United States 373,103 $ 10,805,063
Dick's Sporting Goods, Inc. ............................ United States 38,408 8,123,676
Gap, Inc. (The) ..................................... United States 614,721 11,962,471
a
Ulta Beauty, Inc. .................................... United States 22,706 11,693,817
42,585,027
Trading Companies & Distributors 5.8%
AerCap Holdings NV ................................. Ireland 143,135 15,351,229
Ferguson Enterprises, Inc. ............................ United States 89,075 19,893,120
United Rentals, Inc. .................................. United States 10,025 8,851,473
44,095,822
Total Common Stocks (Cost $ 557,255,465 ) ...................................
707,810,723
Short Term Investments 6.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 47,397,264 47,397,264
Total Money Market Funds (Cost $ 47,397,264 ) ................................
47,397,264
Total Short Term Investments (Cost $ 47,397,264 ) ..............................
47,397,264
a
Total Investments (Cost $ 604,652,729 ) 100.0% ................................
$755,207,987
Other Assets, less Liabilities (0.0) %
†
.........................................
(12,820)
Net Assets 100.0% .........................................................
$755,195,167
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note
4
regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2025
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 6.4%
Babcock International Group plc ........................ United Kingdom 1,669,706 $ 22,892,224
Melrose Industries plc ................................ United Kingdom 6,776,822 45,754,622
QinetiQ Group plc ................................... United Kingdom 14,676,279 96,219,124
a
Senior plc ......................................... United Kingdom 28,282,051 75,448,395
240,314,365
Banks 18.5%
Atlantic Union Bankshares Corp. ........................ United States 1,962,377 62,207,351
a
Camden National Corp. ............................... United States 978,520 36,899,989
Columbia Banking System, Inc. ......................... United States 3,604,137 85,778,461
First Bancorp ...................................... United States 1,334,420 66,841,098
First Commonwealth Financial Corp. ..................... United States 2,414,952 39,870,857
First Interstate BancSystem, Inc. , A ...................... United States 2,688,883 77,412,941
German American Bancorp, Inc. ........................ United States 1,151,789 44,251,733
Peoples Bancorp, Inc. ................................ United States 642,528 18,402,002
Seacoast Banking Corp. of Florida ...................... United States 1,520,162 42,853,367
SouthState Corp. ................................... United States 952,992 89,743,257
TriCo Bancshares ................................... United States 1,067,509 43,895,970
Washington Trust Bancorp, Inc. ......................... United States 330,137 8,893,891
WSFS Financial Corp. ................................ United States 1,477,286 81,014,364
698,065,281
Building Products 1.2%
b
American Woodmark Corp. ............................ United States 188,052 9,893,416
UFP Industries, Inc. .................................. United States 341,319 33,449,262
43,342,678
Capital Markets 3.4%
Piper Sandler Cos. .................................. United States 67,975 21,433,877
b
Rosebank Industries plc .............................. Jersey 7,285,678 31,752,041
Victory Capital Holdings, Inc. , A ......................... United States 1,106,306 76,235,547
129,421,465
Chemicals 4.3%
Ashland, Inc. ....................................... United States 53,030 2,734,227
Avient Corp. ....................................... United States 2,115,482 66,785,767
a
Elementis plc ...................................... United Kingdom 39,868,704 91,229,765
160,749,759
Commercial Services & Supplies 0.7%
HNI Corp. ......................................... United States 522,278 26,865,980
Construction & Engineering 5.3%
Valmont Industries, Inc. ............................... United States 305,627 111,232,947
WillScot Holdings Corp. ............................... United States 3,059,866 89,807,067
201,040,014
Consumer Finance 1.6%
Bread Financial Holdings, Inc. .......................... United States 989,670 60,666,771
Diversified REITs 0.7%
Alexander & Baldwin, Inc. ............................. United States 1,532,566 27,555,537
Electric Utilities 0.5%
IDACORP, Inc. ..................................... United States 164,266 20,587,458
Electrical Equipment 2.1%
Regal Rexnord Corp. ................................ United States 507,816 77,634,910

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 8.0%
Benchmark Electronics, Inc. ........................... United States 1,534,681 $ 59,085,218
b
Knowles Corp. ..................................... United States 2,520,878 51,199,032
b
Sanmina Corp. ..................................... United States 820,065 95,160,343
b
TTM Technologies, Inc. ............................... United States 610,413 28,842,014
Vontier Corp. ....................................... United States 1,646,019 68,260,408
302,547,015
Energy Equipment & Services 1.6%
Hunting plc ........................................ United Kingdom 6,093,536 25,349,399
Liberty Energy, Inc. , A ................................ United States 1,459,657 18,012,167
Select Water Solutions, Inc. , A .......................... United States 1,612,198 15,525,467
TechnipFMC plc .................................... United Kingdom 83,768 3,046,642
61,933,675
Ground Transportation 1.6%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 938,724 39,895,770
b
RXO, Inc. ......................................... United States 1,253,069 19,359,916
59,255,686
Health Care Equipment & Supplies 2.5%
b
Envista Holdings Corp. ............................... United States 4,954,505 93,590,599
Hotels, Restaurants & Leisure 3.6%
Boyd Gaming Corp. ................................. United States 676,495 57,434,426
b
Hilton Grand Vacations, Inc. ........................... United States 1,349,738 60,495,257
Wyndham Hotels & Resorts, Inc. ........................ United States 221,381 19,038,766
136,968,449
Household Durables 2.6%
Century Communities, Inc. ............................ United States 180,382 10,153,703
La-Z-Boy, Inc. ...................................... United States 227,877 8,196,735
b
M/I Homes, Inc. ..................................... United States 196,167 23,577,312
Meritage Homes Corp. ............................... United States 332,830 22,412,772
b
Taylor Morrison Home Corp. , A ......................... United States 547,310 32,444,537
96,785,059
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 399,200 13,704,536
Insurance 7.3%
CNO Financial Group, Inc. ............................ United States 2,563,667 94,445,493
Hanover Insurance Group, Inc. (The) ..................... United States 373,319 64,072,740
a
Horace Mann Educators Corp. ......................... United States 2,192,713 93,256,084
Selective Insurance Group, Inc. ......................... United States 327,226 25,513,811
b
TWFG, Inc. , A ...................................... United States 6,521 201,303
277,489,431
Leisure Products 3.0%
BRP, Inc. .......................................... United States 111,466 5,636,048
Brunswick Corp. .................................... United States 428,859 24,998,191
b
Mattel, Inc. ........................................ United States 4,841,791 82,358,865
112,993,104
Life Sciences Tools & Services 0.8%
Bruker Corp. ....................................... United States 746,696 28,695,527
Machinery 6.5%
b
Chart Industries, Inc. ................................. United States 338,823 67,368,177

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
b
Gates Industrial Corp. plc ............................. United States 3,308,001 $ 82,038,425
b
Middleby Corp. (The) ................................ United States 327,887 47,609,192
Mueller Water Products, Inc. , A ......................... United States 1,968,637 48,743,452
245,759,246
Metals & Mining 3.6%
Commercial Metals Co. ............................... United States 1,899,528 98,509,522
a
Ryerson Holding Corp. ............................... United States 1,777,173 36,609,764
135,119,286
Multi-Utilities 0.8%
Black Hills Corp. .................................... United States 549,172 31,731,158
Oil, Gas & Consumable Fuels 0.5%
Whitecap Resources, Inc. ............................. Canada 2,548,075 19,235,612
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. ............................... United States 164,387 14,862,229
Residential REITs 0.5%
Independence Realty Trust, Inc. ........................ United States 1,184,219 19,859,353
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 1,197,135 26,313,027
Semiconductors & Semiconductor Equipment 1.1%
MKS, Inc. ......................................... United States 434,486 41,354,378
Software 2.8%
b
ACI Worldwide, Inc. .................................. United States 2,495,571 106,211,502
Specialty Retail 2.1%
Bath & Body Works, Inc. .............................. United States 970,332 28,100,815
Gap, Inc. (The) ..................................... United States 2,687,822 52,305,016
80,405,831
Textiles, Apparel & Luxury Goods 1.3%
b
Crocs, Inc. ........................................ United States 252,009 25,132,857
Dr. Martens plc ..................................... United Kingdom 24,100,052 25,732,723
50,865,580
Trading Companies & Distributors 2.0%
McGrath RentCorp .................................. United States 618,598 77,194,844
Total Common Stocks (Cost $ 3,073,881,372 ) ..................................
3,719,119,345

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18.
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 58,913,560 $ 58,913,560
Total Money Market Funds (Cost $ 58,913,560 ) ................................
58,913,560
Total Short Term Investments (Cost $ 58,913,560 ) ..............................
58,913,560
a
Total Investments (Cost $ 3,132,794,932 ) 100.0% ..............................
$3,778,032,905
Other Assets, less Liabilities 0.0%
†
..........................................
2,294,833
Net Assets 100.0% .........................................................
$3,780,327,738
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2025, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2025, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp .. $ 35,328,067 $ 5,319,736 $ — $ — $ (3,747,814) $ 36,899,989 978,520 $ 1,152,611
Elementis plc ........ 68,568,564 — — — 22,661,201 91,229,765 39,868,704 1,207,161
Horace Mann Educators
Corp ............. 70,192,857 15,876,552 (3,114,228) (38,910) 10,339,813 93,256,084 2,192,713 2,319,986
Knowles Corp ........ 97,377,768 931,459 (57,636,250) (5,384,713) —
a
—
a
—
a
—
Ryerson Holding Corp .. 28,103,936 11,870,500 — — (3,364,672) 36,609,764 1,777,173 933,746
Senior plc ........... 48,276,524 — — — 27,171,871 75,448,395 28,282,051 619,716
Total Affiliated Securities
(Value is 8 .8 % of Net
Assets) ........... $347,847,716 $33,998,247 $(60,750,478) $(5,423,623) $53,060,399 $333,443,997 $6,233,220
a
As of July 31, 2025, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $2,807,545 $69,102,003 $(67,802,891) $— $— $4,106,657 4,106,657 $114,660
Total Affiliated Securities ... $2,807,545 $69,102,003 $(67,802,891) $— $— $4,106,657 $114,660
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $22,377,306 $155,297,026 $(130,277,068) $— $— $47,397,264 47,397,264 $1,090,483
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $— $4,125,000 $(4,125,000) $— $— $— — $478
Total Affiliated Securities ... $22,377,306 $159,422,026 $(134,402,068) $— $— $47,397,264 $1,090,961
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $64,241,279 $756,599,298 $(761,927,017) $— $— $58,913,560 58,913,560 $2,086,532
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $— $14,473,000 $(14,473,000) $— $— $— — $3,205
Total Affiliated Securities ... $64,241,279 $771,072,298 $(776,400,017) $— $— $58,913,560 $2,089,737
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,166,845 $ 5,103,270 $ — $ 10,270,115
Banks ............................... 21,872,619 — — 21,872,619
Building Products ...................... 4,235,273 — — 4,235,273
Capital Markets ........................ 5,975,922 — — 5,975,922
Chemicals ........................... 3,638,474 — — 3,638,474
Construction & Engineering ............... 9,015,788 — — 9,015,788
Consumer Finance ..................... 3,075,298 — — 3,075,298
Consumer Staples Distribution & Retail ...... 2,574,875 — — 2,574,875
Containers & Packaging ................. 1,858,523 — — 1,858,523
Electric Utilities ........................ 5,785,722 — — 5,785,722
Electrical Equipment .................... 5,317,625 — — 5,317,625
Electronic Equipment, Instruments &
Components ........................ 8,423,353 — — 8,423,353
Energy Equipment & Services ............. 5,080,684 — — 5,080,684
Financial Services ...................... 4,982,988 — — 4,982,988
Ground Transportation .................. 3,891,438 — — 3,891,438
Health Care Equipment & Supplies ......... 11,338,679 — — 11,338,679
Health Care Providers & Services .......... 2,884,393 — — 2,884,393
Hotels, Restaurants & Leisure ............. 5,357,381 — — 5,357,381
Household Durables .................... 5,904,722 — — 5,904,722
Industrial REITs ....................... 683,922 — — 683,922
Insurance ............................ 7,659,018 — — 7,659,018
Leisure Products ....................... 3,713,521 — — 3,713,521
Life Sciences Tools & Services ............ 1,537,392 — — 1,537,392
Machinery ............................ 14,844,577 — — 14,844,577
Metals & Mining ....................... 9,669,235 — — 9,669,235
Oil, Gas & Consumable Fuels ............. 2,979,072 — — 2,979,072
Residential REITs ...................... 1,170,244 — — 1,170,244
Retail REITs .......................... 1,935,162 — — 1,935,162
Semiconductors & Semiconductor Equipment . 3,856,598 — — 3,856,598
Software ............................. 5,311,616 — — 5,311,616
Specialized REITs ...................... 2,980,911 — — 2,980,911
Specialty Retail ........................ 8,996,038 — — 8,996,038
Textiles, Apparel & Luxury Goods .......... 1,314,940 — — 1,314,940
Trading Companies & Distributors .......... 11,848,327 — — 11,848,327
Short Term Investments ................... 4,106,657 — — 4,106,657
Total Investments in Securities ........... $198,987,832 $5,103,270
a
$— $204,091,102
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... — 8,306,614 — 8,306,614
Automobile Components ................. 9,695,263 — — 9,695,263
Banks ............................... 40,832,516 — — 40,832,516
Building Products ...................... 11,339,055 — — 11,339,055
Construction & Engineering ............... 16,096,844 — — 16,096,844
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Common Stocks: (continued)
Consumer Finance ..................... $ 11,653,645 $ — $ — $ 11,653,645
Consumer Staples Distribution & Retail ...... 10,997,716 — — 10,997,716
Containers & Packaging ................. 12,186,520 — — 12,186,520
Electric Utilities ........................ 64,094,416 — — 64,094,416
Electrical Equipment .................... 11,278,875 — — 11,278,875
Electronic Equipment, Instruments &
Components ........................ 16,288,889 — — 16,288,889
Energy Equipment & Services ............. 17,159,372 — — 17,159,372
Financial Services ...................... 40,297,410 — — 40,297,410
Health Care Equipment & Supplies ......... 37,569,157 — — 37,569,157
Health Care Providers & Services .......... 20,895,789 — — 20,895,789
Hotels, Restaurants & Leisure ............. 7,046,360 — — 7,046,360
Household Durables .................... 16,160,632 — — 16,160,632
Insurance ............................ 33,780,506 — — 33,780,506
IT Services ........................... 15,521,862 — — 15,521,862
Life Sciences Tools & Services ............ 9,483,230 — — 9,483,230
Machinery ............................ 32,373,019 — — 32,373,019
Media ............................... 9,025,984 — — 9,025,984
Metals & Mining ....................... 15,598,549 — — 15,598,549
Oil, Gas & Consumable Fuels ............. 23,108,058 — — 23,108,058
Personal Care Products ................. 14,599,997 — — 14,599,997
Professional Services ................... 33,763,806 — — 33,763,806
Real Estate Management & Development .... 13,021,733 — — 13,021,733
Retail REITs .......................... 23,919,585 — — 23,919,585
Semiconductors & Semiconductor Equipment . 13,309,534 — — 13,309,534
Software ............................. 15,071,838 — — 15,071,838
Specialized REITs ...................... 16,653,100 — — 16,653,100
Specialty Retail ........................ 42,585,027 — — 42,585,027
Trading Companies & Distributors .......... 44,095,822 — — 44,095,822
Short Term Investments ................... 47,397,264 — — 47,397,264
Total Investments in Securities ........... $746,901,373 $8,306,614
b
$— $755,207,987
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 75,448,395 164,865,970 — 240,314,365
Banks ............................... 698,065,281 — — 698,065,281
Building Products ...................... 43,342,678 — — 43,342,678
Capital Markets ........................ 129,421,465 — — 129,421,465
Chemicals ........................... 69,519,994 91,229,765 — 160,749,759
Commercial Services & Supplies ........... 26,865,980 — — 26,865,980
Construction & Engineering ............... 201,040,014 — — 201,040,014
Consumer Finance ..................... 60,666,771 — — 60,666,771
Diversified REITs ...................... 27,555,537 — — 27,555,537
Electric Utilities ........................ 20,587,458 — — 20,587,458
Electrical Equipment .................... 77,634,910 — — 77,634,910
Electronic Equipment, Instruments &
Components ........................ 302,547,015 — — 302,547,015
Energy Equipment & Services ............. 61,933,675 — — 61,933,675
Ground Transportation .................. 59,255,686 — — 59,255,686
Health Care Equipment & Supplies ......... 93,590,599 — — 93,590,599
Hotels, Restaurants & Leisure ............. 136,968,449 — — 136,968,449
Household Durables .................... 96,785,059 — — 96,785,059
Industrial REITs ....................... 13,704,536 — — 13,704,536
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Insurance ............................ $ 277,489,431 $ — $ — $ 277,489,431
Leisure Products ....................... 112,993,104 — — 112,993,104
Life Sciences Tools & Services ............ 28,695,527 — — 28,695,527
Machinery ............................ 245,759,246 — — 245,759,246
Metals & Mining ....................... 135,119,286 — — 135,119,286
Multi-Utilities .......................... 31,731,158 — — 31,731,158
Oil, Gas & Consumable Fuels ............. 19,235,612 — — 19,235,612
Paper & Forest Products ................. 14,862,229 — — 14,862,229
Residential REITs ...................... 19,859,353 — — 19,859,353
Retail REITs .......................... 26,313,027 — — 26,313,027
Semiconductors & Semiconductor Equipment . 41,354,378 — — 41,354,378
Software ............................. 106,211,502 — — 106,211,502
Specialty Retail ........................ 80,405,831 — — 80,405,831
Textiles, Apparel & Luxury Goods .......... 50,865,580 — — 50,865,580
Trading Companies & Distributors .......... 77,194,844 — — 77,194,844
Short Term Investments ................... 58,913,560 — — 58,913,560
Total Investments in Securities ........... $3,521,937,170 $256,095,735
c
$— $3,778,032,905
a
Includes foreign securities valued at $5,103,270, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $8,306,614, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $256,095,735, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.